Restricted Stock Liabilities (Details Narrative) - The Arena Group Holdings Inc [Member] - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 15, 2020	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Purchase price per share	$ 88.00
Stock repurchased during period, shares
Restricted stock liabilities recorded upon modification of restricted stock awards and units					$ 2,307	$ 3,801
Less imputed interest					$ (155)	$ (177)
Restricted Stock [Member]
Stock repurchased during period, shares	764		26,214		26,214	22,178
Restricted stock liabilities recorded upon modification of restricted stock awards and units					$ 2,307	$ 1,419
Less imputed interest					$ 155	$ 254
Purchase price per share	$ 88.00
Payments for repurchase Of equity				$ 2,307
Restricted stock principal amount				2,152
Restricted stock interest payment				$ 155